EQUITY - Dividends (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions										1 Months Ended				12 Months Ended
	Mar. 04, 2021 USD ($)	Feb. 11, 2021 USD ($) $ / shares	Jun. 13, 2020 USD ($) $ / shares	May 07, 2019 USD ($) $ / shares	Feb. 15, 2019 USD ($) $ / shares shares	Feb. 15, 2019 EUR (€) € / shares shares	May 09, 2018 USD ($) $ / shares	Mar. 26, 2018 USD ($) $ / shares shares	Mar. 26, 2018 EUR (€) € / shares shares	Mar. 03, 2021 USD ($) shares	Mar. 03, 2021 EUR (€) € / shares shares	Oct. 30, 2020 USD ($) $ / shares shares	Oct. 30, 2020 EUR (€) € / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 15, 2021 USD ($)
Disclosure of dividends [Line Items]
Share buyback	$ 570				$ 90	€ 80		$ 226	€ 184	$ 650	€ 537	$ 500	€ 425	$ 500	$ 90	$ 226
Dividends proposed or declared (in USD per share) | $ / shares		$ 0.30	$ 0	$ 0.20			$ 0.10
Dividend payable | $			$ 0	$ 203			$ 101
Proposed share buyback | $		$ 570															$ 650
Share buyback (in shares) | shares					4,000,000	4,000,000		7,000,000	7,000,000	27,113,321	27,113,321	35,636,253	35,636,253
Average price per share acquired (in EUR per share) | (per share)					$ 22.42	€ 19.89		$ 32.36	€ 26.34		€ 19.79	$ 14.03	€ 11.92
Significant shareholder
Disclosure of dividends [Line Items]
Share buyback										$ 236	€ 195
Share buyback (in shares) | shares										9,852,980	9,852,980